Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2022
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false